Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential		8,328
Non-deductible expenses
Tax effect of earlier years
Effect of tax exemption
Allocation of head office / corporate costs, net of unrecognized benefit
Recognition of deferred tax assets from loss carryforwards
Unrecognized tax benefit for withholding taxes on head office costs		1,109
Unrecognized tax benefits – others		465
Other		(471)
Income tax expense		$ (9,431)
Predecessor [Member] | NPS Holdings Limited [Member]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential	2,147		5,329	2,974
Non-deductible expenses			110	83
Tax effect of earlier years	195
Effect of tax exemption			(1,189)	(421)
Allocation of head office / corporate costs, net of unrecognized benefit			161	(174)
Recognition of deferred tax assets from loss carryforwards				135
Unrecognized tax benefit for withholding taxes on head office costs
Unrecognized tax benefits – others
Other			175	51
Income tax expense	$ (2,342)		$ (4,586)	$ (2,648)